United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3266

(Investment Company Act File Number)

Federated Government Income Securities, Inc.
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  02/29/12

Date of Reporting Period:  Quarter ended 05/31/11

Item 1.                      Schedule of Investments

Federated Government Income Securities, Inc.

Portfolio of Investments

May 31, 2011 (unaudited)

Principal Amount			Value
		U.S. Treasury – 20.9%
		U.S. Treasury Bonds – 4.0%
$3,750,000		4.375%, 5/15/2040	3,851,367
4,000,000		5.375%, 2/15/2031	4,796,692
6,250,000		6.000%, 2/15/2026	7,916,016
		TOTAL	16,564,075
		U.S. Treasury Inflation-Protected Notes – 4.3%
8,169,840		1.125%, 1/15/2021	8,452,274
8,781,095		1.375%, 1/15/2020	9,391,655
		TOTAL	17,843,929
		U.S. Treasury Notes – 12.6%
12,500,000		1.125%, 12/15/2012	12,655,029
12,000,000		2.000%, 1/31/2016	12,250,813
4,000,000	[1]	2.250%, 5/31/2014	4,173,727
5,500,000		2.625%, 6/30/2014	5,802,285
8,500,000		2.750%, 2/15/2019	8,626,172
8,600,000	[1]	4.750%, 1/31/2012	8,863,039
		TOTAL	52,371,065
		TOTAL U.S. TREASURY (IDENTIFIED COST $83,258,638)	86,779,069
		GOVERNMENT AGENCIES – 10.4%
		Federal Home Loan Mortgage Corporation – 5.2%
13,000,000	[1]	3.000%, 7/28/2014	13,798,573
5,000,000		4.750%, 3/5/2012	5,172,500
2,500,000		5.625%, 11/23/2035	2,677,048
		TOTAL	21,648,121
		Federal National Mortgage Association – 5.2%
11,500,000		2.000%, 6/23/2014	11,510,387
10,000,000		3.000%, 9/29/2014	10,079,913
		TOTAL	21,590,300
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $41,993,295)	43,238,421
		Mortgage-Backed Securities – 51.5%
		Federal Home Loan Mortgage Corporation – 26.7%
43,227,519	[2]	4.500%, 4/1/2024 - 7/1/2041	44,869,449
29,356,478		5.000%, 2/1/2019 - 7/1/2040	31,378,238
23,157,734		5.500%, 4/1/2021 - 9/1/2038	25,173,786
1,572,486		6.000%, 4/1/2036	1,735,284
5,911,105		7.000%, 9/1/2030 - 4/1/2032	6,768,754
222,881		7.500%, 6/1/2012 - 12/1/2015	241,437
235,573		8.000%, 2/1/2031	270,254
		TOTAL	110,437,202
		Federal National Mortgage Association – 24.4%
17,437,047		3.500%, 1/1/2021 - 4/1/2026	18,001,529
26,035,899	[2]	4.500%, 12/1/2019 - 6/1/2041	27,398,550
14,559,989		5.000%, 12/1/2023 - 7/1/2034	15,575,399
20,000,097		5.500%, 9/1/2034 - 4/1/2036	21,749,701
15,168,573		6.000%, 5/1/2016 - 11/1/2037	16,724,204

Principal Amount			Value
$439,631		7.000%, 1/1/2031 - 3/1/2032	504,346
883,600		7.500%, 7/1/2028 - 2/1/2030	1,008,764
207,253		8.000%, 2/1/2030 - 1/1/2031	238,264
		TOTAL	101,200,757
		Government National Mortgage Association – 0.4%
139,172		5.500%, 12/20/2014 - 5/20/2018	152,995
85,769		6.000%, 12/15/2013 - 5/15/2024	94,702
39,135		6.500%, 9/15/2013 - 5/20/2016	41,412
181,043		7.000%, 4/20/2016 - 10/15/2028	207,256
150,611		7.500%, 7/15/2029 - 1/15/2031	173,629
25,613		8.000%, 6/15/2017	28,504
86,563		8.500%, 12/15/2029 - 2/15/2030	100,394
214,829		10.500%, 3/15/2016	244,873
121,955		11.000%, 7/15/2013 - 10/15/2019	143,105
294,464		12.000%, 11/15/2012 - 1/15/2016	325,230
101,992		12.500%, 10/15/2013 - 5/15/2015	113,973
14,446		13.000%, 10/15/2012 - 11/15/2014	16,172
		TOTAL	1,642,245
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $198,773,123)	213,280,204
		Collateralized Mortgage Obligations – 10.2%
1,270,989		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	1,102,248
4,256,430	[3]	Federal Home Loan Mortgage Corp. REMIC 3160 FD, 0.528%, 5/15/2036	4,238,411
2,090,344	[3]	Federal Home Loan Mortgage Corp. REMIC 3175 FE, 0.508%, 6/15/2036	2,079,703
1,011,052	[3]	Federal Home Loan Mortgage Corp. REMIC 3206 FE, 0.598%, 8/15/2036	1,008,465
2,186,379		Federal Home Loan Mortgage Corp. REMIC 3331 FC, 0.628%, 6/15/2037	2,182,659
5,212,213		Federal Home Loan Mortgage Corp. REMIC K010 A1, 3.320%, 7/25/2020	5,391,674
728,404	[3]	Federal National Mortgage Association REMIC 2005-63 FC, 0.444%, 10/25/2031	721,520
2,352,097	[3]	Federal National Mortgage Association REMIC 2006-104 FY, 0.534%, 11/25/2036	2,343,451
1,568,700	[3]	Federal National Mortgage Association REMIC 2006-43 FL, 0.594%, 6/25/2036	1,565,336
3,146,553	[3]	Federal National Mortgage Association REMIC 2006-58 FP, 0.494%, 7/25/2036	3,133,220
2,460,581	[3]	Federal National Mortgage Association REMIC 2006-81 FB, 0.544%, 9/25/2036	2,453,878
1,240,884	[3]	Federal National Mortgage Association REMIC 2006-93 FM, 0.574%, 10/25/2036	1,236,701
1,996,234		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	1,932,735
3,355,183	[3]	Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.397%, 5/19/2047	1,931,740
2,928,034		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	2,731,712
1,160,761		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	1,180,285
2,729,122		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	2,762,515
3,288,609		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	3,014,089
1,632,899	[3]	Washington Mutual 2006-AR1, Class 2A1B, 1.365%, 1/25/2046	1,104,299
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $44,466,648)	42,114,641
		Commercial Mortgage-Backed Securities – 9.5%
		Commercial Mortgage – 9.5%
2,813,000		Bank of America Commercial Mortgage Inc., Class A3, 5.449%, 1/15/2049	2,952,248
2,710,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	2,812,796
3,887,412	[4,5]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	3,963,154
2,000,000		Federal Home Loan Mortgage Corp., Class A2, 3.292%, 3/15/2044	2,021,975
3,464,101		GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	3,601,613
3,431,893	[4,5]	JPMorgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	3,582,564
3,327,467	[4,5]	JPMorgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	3,339,734

Principal Amount			Value
$3,000,000		JPMorgan Chase Commercial Mortgage Securities 2011-C4, 3.341%, 7/15/2046	3,047,221
1,250,000		Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	1,284,761
2,425,000		Morgan Stanley Capital I 2007-IQ14, Class AAB, 5.654%, 4/15/2049	2,580,221
7,231,951		NCUA Guaranteed Notes 2010-C1, Class A1, 1.600%, 10/29/2020	7,223,476
2,738,864	[4,5]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 10/17/2057	2,775,746
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $38,721,076)	39,185,509
		Repurchase Agreements – 12.2%
15,898,000		Interest in $5,680,000,000 joint repurchase agreement 0.14%, dated 5/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,680,022,089 on 6/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,795,887,478 (segregated pending settlement of dollar-roll transactions).	15,898,000
26,985,000		Interest in $5,680,000,000 joint repurchase agreement 0.14%, dated 5/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,680,022,089 on 6/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,795,887,478 (purchased with proceeds from securities lending collateral).	26,985,000
7,554,000	[6]	Interest in $1,500,000,000 joint repurchase agreement 0.08%, dated 5/12/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,106,667 on 6/13/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $1,537,183,609.	7,554,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	50,437,000
		TOTAL INVESTMENTS — 114.7% (IDENTIFIED COST $457,649,780)[7]	475,034,844
		OTHER ASSETS AND LIABILITIES - NET — (14.7)%[8]	(60,991,006)
		TOTAL NET ASSETS — 100%	$414,043,838
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of May 31, 2011, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$26,216,988	$26,985,000
2	All or a portion of these To Be Announced Securities are subject to dollar-roll transactions.
3	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2011, these restricted securities amounted to $13,661,198, which represented 3.3% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2011, these liquid restricted securities amounted to $13,661,198, which represented 3.3% of total net assets.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	At May 31, 2011, the cost of investments for federal tax purposes was $457,647,914. The net unrealized appreciation of investments for federal tax purposes was $17,386,930. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,259,235 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,872,305.
8	Assets, other than investments in securities, less liabilities. A significant portion of this balance is a result of dollar-roll transactions, as well as loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of May 31, 2011, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

REMIC	— Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Government Income Securities, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	July 19, 2011

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 19, 2011